Multi-Hedge Strategies Fund Average Annual Total Returns - Class A Class C and Institutional [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
HFRX Global Hedge Fund Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.13%	2.87%	3.08%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.07%)	0.36%	0.82%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.80%)	(0.85%)	0.19%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.04%)	(0.22%)	0.37%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(3.28%)	0.12%	1.07%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		1.83%	1.35%	1.82%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset-weighted based on the distribution of assets in the hedge fund industry.